Shareholder Fees {- Fidelity Flex® Short-Term Bond Fund}	Oct. 30, 2020 USD ($)
08.31 Fidelity Flex Short-Term Bond Fund PRO-06 | Fidelity Flex® Short-Term Bond Fund
Shareholder Fees:
(fees paid directly from your investment)	none